13. Derivative Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
13. Derivative Liabilities

On May 24, 2011, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with eight investors (collectively, the “Investors”) pursuant to which the Company sold 8,700 shares of a new series of convertible preferred stock designated as Series E Convertible Preferred Stock (“Original Series E”), the terms of which are set forth in the Certificate of Designations of Series E Preferred Stock (the “Certificate”), for $1,000 per share, or $8,700,000. In October 2012, the Company sold 1,000 shares of Series E for $1,000,000 (“New Series E”). The Original Series E and New Series E together are referred to herein as “Series E”.

These Series E contained “full ratchet-down” liquidity protection that provided that if the Company issues securities for less than the existing conversion price for the Series E Preferred Stock or the strike price of the Series E warrants, then the conversion price for Series E Preferred Stock will be lowered to that lower price. Also, the strike price for Series E warrants were decreased to that lower price and the number of Series E warrants will be increased such that the product of the original strike price times the original quantity equaled the lower strike price times the higher quantity.

Subsequent to the issuance of this Series E, the Company determined that the warrants for these financings included certain embedded derivative features as set forth in ASC Topic 815 and that this conversion feature of the Series E was not an embedded derivative because this feature was clearly and closely related to the host (Series E) as defined in ASC 815. These derivative liabilities were initially recorded at their estimated fair value on the date of issuance and were subsequently adjusted each quarter to reflect the estimated fair value at the end of each period, with any decrease or increase in the estimated fair value of the derivative liability for each period being recorded as other income or expense. Since the value of the embedded derivative feature for the related warrants was higher than the value of both Series E transactions, there was no beneficial conversion feature recorded for either transaction, and the excess of the value of the embedded derivative feature over the value of the transaction was recorded in each period on the Statement of Operations as a separate line item.

The fair value of these derivative liabilities was calculated using the Black Scholes pricing model that was based on the closing price of the common stock, the strike price of the underlying instrument, the risk-free interest rate for the applicable remaining life of the underlying instrument (i.e., the U.S. treasury rate for that period) and the historical volatility of the Company’s common stock. These fair value results were extremely sensitive to all these input variables, particularly the closing price of the company’s common stock and the volatility of the Company’s common stock. Accordingly, the fair value of these derivative liabilities were subject to significant changes.  During 2013, the Series E and related warrants were converted into common stock and extinguished and the company recorded a gain of $8,980,077 on the decrease in fair value for the derivative security and recorded a gain of $1,635,967 on extinguishment of the derivative liability.

The following assumptions were used to calculate the Black Scholes values of this derivative liability as of the measurement dates of March 31, 2013. The fair value of the underlying common stock was based on the sale of 139,166 shares of common stock at $3.00 by the Company during 2013.

Estimated fair value of underlying common stock	$3.00
Remaining life in years	3.15
Risk-free interest rate	0.38%
Expected volatility	142%
Dividend yield	–

On May 24, 2011, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with eight investors (collectively, the “Investors”) pursuant to which the Company sold 8,700 shares of a new series of convertible preferred stock designated as Series E Convertible Preferred Stock (“Original Series E”), the terms of which are set forth in the Certificate of Designations of Series E Preferred Stock (the “Certificate”), for $1,000 per share, or $8,700,000. In October 2012, the Company sold 1,000 shares of Series E for $1,000,000 (“New Series E”). The Original Series E and New Series E together are referred to herein as “Series E”.

These Series E contained “full ratchet-down” liquidity protection that provided that if the Company issues securities for less than the existing conversion price for the Series E Preferred Stock or the strike price of the Series E warrants, then the conversion price for Series E Preferred Stock will be lowered to that lower price. Also, the strike price for Series E warrants were decreased to that lower price and the number of Series E warrants will be increased such that the product of the original strike price times the original quantity equaled the lower strike price times the higher quantity.

Subsequent to the issuance of this Series E, the Company determined that the warrants for these financings included certain embedded derivative features as set forth in ASC Topic 815 and that this conversion feature of the Series E was not an embedded derivative because this feature was clearly and closely related to the host (Series E) as defined in ASC 815. These derivative liabilities were initially recorded at their estimated FV on the date of issuance and were subsequently adjusted each quarter to reflect the estimated fair value at the end of each period, with any decrease or increase in the estimated FV of the derivative liability for each period being recorded as other income or expense. Since the value of the embedded derivative feature for the related warrants was higher than the value of both Series E transactions, there was no beneficial conversion feature recorded for either transaction, and the excess of the value of the embedded derivative feature over the value of the transaction was recorded in each period on the Statement of Operations as a separate line item.

The fair value of these derivative liabilities was calculated using the Black Scholes pricing model that was based on the closing price of the common stock, the strike price of the underlying instrument, the risk-free interest rate for the applicable remaining life of the underlying instrument (i.e., the U.S. treasury rate for that period) and the historical volatility of the Company’s common stock. These fair value results were extremely sensitive to all these input variables, particularly the closing price of the company’s common stock and the volatility of the Company’s common stock. Accordingly, the fair value of these derivative liabilities were subject to significant changes.  During 2013, the Series E and related warrants were converted into common stock and extinguished and the company recorded a gain of $8,980,077 on the decrease in fair value for the derivative security and recorded a gain of $1,635,967 on extinguishment of the derivative liability.

The following assumptions were used to calculate the Black Scholes values of this derivative liability as of the measurement dates of March 31, 2013 and as of May 6, 2013. The fair value of the underlying common stock was based on the sale of 139,166 shares of common stock at $3.00 by the Company during 2013.

Estimated fair value of underlying common stock	$3.00
Remaining life in years	3.05 - 3.15
Risk-free interest rate	0.35% - 0.38%
Expected volatility	141% - 142%
Dividend yield	–